Segment Reporting - Core Earnings Adjustments to GAAP (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of "Core Earnings" Adjustments to GAAP
Income tax (expense) benefit	$ (129)	$ (136)	$ (299)	$ (211)	$ (157)	$ (104)	$ (169)	$ (68)	$ (776)	$ (498)	$ (328)
Net effect from discontinued operations	59	8	38	1			(1)		106	(2)	35
Net income (loss) attributable to SLM Corporation	270	260	543	346	348	188	292	112	1,418	939	633
Total Adjustments [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP									230	(221)	(561)
Income tax (expense) benefit									(96)	99	219
Net effect from discontinued operations									(6)	(1)	(2)
Net income (loss) attributable to SLM Corporation									128	(123)	(344)
Total Adjustments [Member] | Net Impact of Derivative Accounting [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP									243	(194)	(540)
Total Adjustments [Member] | Net Impact of Goodwill and Acquired Intangibles [Member]
Summary of "Core Earnings" Adjustments to GAAP
Core Earnings adjustments to GAAP									$ (13)	$ (27)	$ (21)